Accrued Liabilities and Other Current Liabilities - Schedule of Accrued Liabilities and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and welfare payables		¥ 52,232	$ 8,090	¥ 59,511
Other taxes and surcharge		11,891	1,842	19,360
Service fees		5,960	923	5,481
Acquisition of property and equipment		1,757	272	3,858
Government grant		4,526	701	4,564
Rental and property management fee		4,045	626	3,278
Payables for sales of employees' shares		228	35	10,308
Payables to third party advertising companies	[1]	5,414	839
Others		4,520	699	2,776
Total accrued liabilities and other current liabilities		¥ 90,573	$ 14,027	¥ 109,136

[1]	Starting from January 1, 2021, the Company has fully exited the Targeted Marketing business and this balance represents the payments to third party advertising companies for targeted marketing related services as the Company acts as agent.